Financial Information (Schedule of Accounting Changes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement or Change in
Other Assets	$ 1,385,572,000
Other Liabilities	649,359,000
Undivided profits	851,585,000
Other expense	67,093,000	$ 125,192,000
Provision/(benefit) for income taxes	84,185,000	(19,389,000)
Net Income (Loss) Available to Common Stockholders, Basic	$ 216,319,000	$ 21,066,000
Diluted income/(loss) per share available to common shareholders	$ 0.91	$ 0.09
Accounting Standards Update 201401 [Member]
New Accounting Pronouncement or Change in
Other Assets	$ (4,700,000)
Other Liabilities	4,678,000
Undivided profits	(9,378,000)
Other expense	(8,680,000)	$ (10,082,000)
Provision/(benefit) for income taxes	5,684,000	12,780,000
Net Income (Loss) Available to Common Stockholders, Basic	$ 2,996,000	$ (2,698,000)
Diluted income/(loss) per share available to common shareholders	$ 0.01	$ (0.01)